Related Party Balance and Transactions - Schedule of Related Party (Details)		12 Months Ended
		Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2026 USD ($)
Act Media Co. Limited [Member]
Related Party Transaction [Line Items]
Due from a related party	[1]	$ 387,123		$ 54,200	$ 49,378
Due to related parties	[2]	0		54,075	0
Pump Studio Limited [Member]
Related Party Transaction [Line Items]
Due from a related party	[3]	0		190,000	0
Related Party [Member]
Related Party Transaction [Line Items]
Due from a related party		387,123		244,200	49,378
Due to related parties		5,655,203		1,463,478	721,327
Mr. Shum Tsz Cheung [Member]
Related Party Transaction [Line Items]
Due to related parties	[4]	3,371,203		1,409,403	430,000
Mr. Chen Wei [Member]
Related Party Transaction [Line Items]
Due to related parties	[5]	7,670		0	979
I am Media Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	[6]	26,250		0	3,348
Mr. Lau Chi Fung [Member]
Related Party Transaction [Line Items]
Due to related parties	[7]	721,280		0	92,000
Mr. Lam Kai Kwan [Member]
Related Party Transaction [Line Items]
Due to related parties	[7]	564,480		0	72,000
Mr. Siu Chun Pong [Member]
Related Party Transaction [Line Items]
Due to related parties	[7]	439,040		0	56,000
Ms. Bin Guo [Member]
Related Party Transaction [Line Items]
Due to related parties	[8]	176,400		0	22,500
Ms. Juan Yang [Member]
Related Party Transaction [Line Items]
Due to related parties	[8]	250,880		0	32,000
Mr. Yi Wu [Member]
Related Party Transaction [Line Items]
Due to related parties	[8]	98,000		0	$ 12,500
Advertising service fee paid to Act Media Co. Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[9]	1,143,650	$ 145,874	1,415,546
Celebrity fee paid to Act Media Co. Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[10]	0	0	23,300
Advertising service fee paid to I am Media Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[9]	73,500	9,375	189,375
Celebrity fee paid to Pump Studio Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[10]	61,000	7,781	0
Advertising service fee paid to Pump Studio Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[9]	162,459	20,722	0
Other Cost Paid to Pump Studio Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[11]	564,360	71,985	18,467
Consulting fee paid to Dignity Private Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[12]	1,873,056	0	0
Advertising services fee received from Act Media Co. Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[13]	145,000	18,495	33,600
Celebrity Fee Received From Act Media Co. Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[14]	1,387,091	176,925	290,200
Advertising services fee received from Pump Studio Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[13]	441,068	56,259	157,850
Celebrity fee received from Pump Studio Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[14]	6,077	775	0
Other Services Fee Received From Pump Studio Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[15]	$ 86,876	$ 11,081	$ 0

[1]	The balance represented the account receivable from Act Media Co. Limited which were advertising service that the Company provided. The amount was trade in nature, unsecured, interest-free and within general credit period.
[2]	The balance represented the account payable from Act Media Co. Limited which were advertising service that provided to the Company. The amount was trade in nature, unsecured, interest-free and within general credit period.
[3]	The balance represented the account receivable from Pump Studio Limited which was other service that the Company provided. The amount was trade in nature, unsecured, interest-free and within general credit period.
[4]	The balance represented the advance from the shareholder. The amount was unsecured, interest-free and repayable on demand.
[5]	The balance represented the advance from the director of a subsidiary. The amount was unsecured, interest-free and repayable on demand.
[6]	The balance represented the account payable from I am Media Limited which were advertising service that provided to the Company. The amount was trade in nature, unsecured, interest-free and within general credit period.
[7]	The balances represented the service fee payable to the shareholders and members of the Company’s key management personnel. The amount was unsecured, interest-free and repayable on demand.
[8]	The balances represented the service fee payable to the directors. The amount was unsecured, interest-free and repayable on demand.
[9]	Act Media Co. Limited, I am Media Limited and Pump Studio Limited provided online and offline advertising and web banner services for the Company and the related parties charged an advertising fee for providing such services. The price was agreed between both parties and the advertising service was charged with reference to the market price of the advertising service. The advertising service was recorded as advertising fee in the cost of services.
[10]	Act Media Co. Limited and Pump Studio Limited charged the Company for a fee for soliciting celebrity to promote the customers’ advertising campaigns. The amount was recorded in the Company’s cost of service.
[11]	Pump Studio Limited charged the Company for other cost of the Company. The amount was recorded in the Company’s cost of service.
[12]	Dignity Private Limited provided consultancy services to the Company. The related fee was recorded in the Company’s general and administrative expense.
[13]	The Company mainly provided online and offline advertising service for Act Media Co. Limited and Pump Studio Limited and the Company charged a fee for the service. The online and offline advertising fee was recorded as revenue.
[14]	The Company solicited celebrities for Act Media Co. Limited and Pump Studio Limited to promote the customers’ advertising campaigns. The celebrity fee was recorded as revenue.
[15]	The Company provided administrative services for Pump Studio Limited to promote the customers’ advertising campaigns. The other services were recorded as revenue.